Significant Accounting Policies - Summary of Cosan's Subsidiaries (Detail)		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	63.11%
Rumo S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		1.71%	0.86%
Cosan Logistica S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		72.53%	72.42%
Cosan S A Industria E Comercio [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		58.21%	62.29%
Cosan S A Industria E Comercio [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		79.87%	62.66%
Cosan S A Industria E Comercio [member] | Cosan Biomassa SA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Cosan Cayman I I Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Cosan Global Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Cosan Investimentose Participacoes S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Cosan Lubes Investments Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Comma Oil Chemicals Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Airport Energy Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Cosan S A Industria E Comercio [member] | Airport Energy Services Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Cosan S A Industria E Comercio [member] | Wessesx Petroleum Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Cosan S A Industria E Comercio [member] | Stanbridge Group Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Cosan S A Industria E Comercio [member] | Cosan Lubrificantese Especialidades S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Cosan Luxembourg S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Cosan Overseas Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Cosan Paraguay S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Cosan U.S Inc [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cosan S A Industria E Comercio [member] | Rumo S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		1.71%	0.86%
Cosan Logistica S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Rumo S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Logispot Armazens Gerais S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		14.52%	14.47%
Cosan Logistica S.A. [member] | Elevacoes Portuarias S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Rumo Luxembourg Sarl [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Rumo Intermodal SA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Rumo Malha Oeste SA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Rumo Malha Paulista SA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Rumo Malha Sul SA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Rumo Malha Norte SA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.33%	28.22%
Cosan Logistica S.A. [member] | Boswells S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Brado Holding S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | A L L Servicos Ltda [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | A L L Argentina S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	25.81%
Cosan Logistica S.A. [member] | Paranagua S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.32%
Cosan Logistica S.A. [member] | A L L Rail Management Ltda [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			14.19%
Cosan Logistica S.A. [member] | A L L Armazens Gerais Ltda [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Portofer Ltda [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%	28.37%
Cosan Logistica S.A. [member] | Brado Logisticae Participacoes S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		17.71%	17.65%
Cosan Logistica S.A. [member] | Brado Logistica S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		17.71%	17.65%
Cosan Logistica S.A. [member] | A L L Mesopotamica S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		20.09%	20.02%
Cosan Logistica S.A. [member] | A L L Central S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		20.94%	20.87%
Cosan Logistica S.A. [member] | Servicios De Inversion Logistica Integrales SA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		28.47%